Investments in and Advances to Equity Accounted Joint Venture	9 Months Ended
Sep. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments in and Advances to Equity Accounted Investments
Investment in and Advances to Equity-Accounted Joint Venture

	As at September 30, 2019	As at December 31, 2018
	$	$
High-Q Joint Venture	26,418	25,766

The Company has a joint venture arrangement with Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong), whereby the Company has a 50% economic interest in the High-Q joint venture, which is jointly controlled by the Company and Wah Kwong. The High-Q joint venture owns one 2013-built Very Large Crude Carrier (or VLCC), which traded on a fixed time charter-out contract that expired in May 2018. Under the fixed contract, the vessel earned a daily rate and an additional amount if the daily rate of sub-charters exceeded a certain threshold. The VLCC completed its dry dock in July 2018 and subsequently began trading on spot voyage charters in a pooling arrangement managed by a third party.

As at September 30, 2019, the High-Q joint venture had a loan of $33.5 million (December 31, 2018 – $37.5 million) outstanding with a financial institution. The loan is secured by a first-priority mortgage on the VLCC owned by the High-Q joint venture and 50% of the outstanding loan balance is guaranteed by the Company.